Income Tax Expense - Disclosure of Reconciliation of Income Tax Expense to Prima Facie Tax Payable (Detail) - AUD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss before income tax expense		$ (42,716,625)	$ (39,896,348)	$ (32,210,792)
Tax at the Australian tax rate of 25% (2023 & 2022:25%)		(10,679,156)	(9,974,087)	(8,052,698)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Non-deductible share based payments		449,072	500,393	371,710
Other non-deductible expenses		31,997	332,523	1,485,059
Non-assessable income		(930,697)	(828,500)	(783,318)
Deductible capital listing fee		(834,683)	(507,561)	(368,398)
Adjustment of current tax for prior period				148,303
Difference in overseas tax rates	[1]	6,542,761	5,442,226	4,118,372
Income tax expense before adjustment		(5,420,706)	(5,035,006)	(3,080,970)
Net adjustment to deferred tax assets and liabilities for tax losses and temporary differences not recognized		5,420,706	5,035,006	3,080,936
Income tax expense		$ 0	$ 0	$ (34)	[2]

[1]	Difference in overseas tax rate is largely as a result of the corporate income tax rate of 10% applicable to the Immutep subsidiary in France for fiscal year 2024, 2023 and 2022.
[2]	Income tax expense relates to tax payable for the Immutep subsidiary in the United States.